Right-of-use assets and operating lease liabilities (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Right-of-Use Assets and Operating Lease Liabilities [Abstract]
General administrative expenses	$ 116,754	$ 70,410	$ 43,195